Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments Financial Assets And Liabilities Balance Sheet Groupings [Abstract]
Summary of fair value of the financial instruments that are measured at fair value on a recurring basis
Assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2020				As of December 31, 2021
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Assets
Short-term investments (Note 2( j ))	2,820,711	—	2,820,711	—	2,833,763	—	2,833,763	—
Derivative assets – forward exchange contract (Note 2(e))	105,183	—	105,183	—	—	—	—	—
Debt investments(i) (Note 13 )	—	—	—	—	1,338,822	—	—	1,338,822

	2,925,894	—	2,925,894	—	4,172,585		2,833,763	1,338,822

Liabilities
Derivative liabilities - forward exchange contract (Note 2(e))	—	—	—	—	48,605	—	48,605	—